TAX LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Payable [line items]
Current tax liabilities	$ 46,844,680	$ 6,426,293
Income tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	39,735,356	441,351
Value added tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	4,186,369	2,999,727
Turnover tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	1,694,556	1,845,823
Other taxes
Disclosure Of Tax Payable [line items]
Current tax liabilities	$ 1,228,399	$ 1,139,392